Business Segment Information (Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	[1],[2]	¥ 663,400	[3]	¥ 852,900	[4]	¥ 876,900	[5]
U.S. GAAP adjustments		(387,800)		201,300		230,800
(Provision) credit for loan losses		(37,668)		(34,560)		60,223
Net gains (losses) related to equity investments		259,600		188,400		160,100
Non-recurring personnel expense		(8,800)		(3,900)		(8,000)
Gains on disposal of premises and equipment		5,638		10,223		2,754
(Provision) credit for losses on off-balance-sheet instruments		(19,464)		16,447		2,827
Others-net		5,600		(34,000)		(57,900)
Income before income tax expense		¥ 480,375		¥ 1,196,605		¥ 1,267,653

[1]	"Others (h)" and "Others (k)" include the elimination of transactions between consolidated subsidiaries.
[2]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[3]	Segment information based on the relevant principal consolidated subsidiaries for the fiscal year ended March 31, 2017 is presented for comparability purposes. Due to system limitations, it is impracticable to present the details of MHBK (Non-consolidated).
[4]	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the fiscal year ended March 31, 2016 was restated to reflect the relevant changes as transaction data on a customer segment basis had been maintained. Due to such data not being available, it is impracticable to restate segment information for the fiscal year ended March 31, 2015.
[5]	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been restated for the new allocation methods.